SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options Outstanding	10,857,287
Number of options Granted	550,016
Number of options Exercised	1,094,849
Number of options Forfeited	120,716
Number of options Expired	646,042
Number of options Outstanding at End	9,545,696	10,857,287
Number of options Exercisable	8,496,180
Weighted- average exercise price,Outstanding	$ 4.76
Weighted- average exercise price Granted	1.55
Weighted- average exercise price Exercised	0.73
Weighted- average exercise price Forfeited	3.66
Weighted- average exercise price Expired	5.1
Weighted- average exercise price Outstanding at End	5.03	$ 4.76
Weighted- average exercise price Exercisable	$ 5.41
Weighted- average remaining contractual term Outstanding	3 years 4 months 9 days	4 years 2 months 12 days
Weighted- average remaining contractual term Outstanding at End	3 years 4 months 9 days	4 years 2 months 12 days
Weighted- average remaining contractual term Exercisable	3 years 21 days
Aggregate intrinsic value, Outstanding	$ 4,343
Aggregate intrinsic value, Exercised	705
Aggregate intrinsic value, Outstanding at End	539	$ 4,343
Aggregate intrinsic value Exercisable	$ 507